Document and Entity Information	Jan. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2021
Entity Registrant Name	MercadoLibre, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33647
Entity Tax Identification Number	98-0212790
Entity Address, Address Line One	Pasaje Posta 4789, 6th Floor
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1430EKG
City Area Code	+54-11
Local Phone Number	4640-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001099590
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MELI
Security Exchange Name	NASDAQ